Trading Property (Details) ₪ in Thousands		12 Months Ended
		Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Trading Property [Abstract]
Balance as of January, 1		₪ 492,619		₪ 1,310,549
Construction costs				7,895
Disposal during the year	[1]	(11,836)		(736,484)
Write-down to net realizable value (see b below)		(107,009)		(92,398)
Deconsolidation of PC and EPI (see Note 19 b)		(382,033)
Foreign currency translation adjustments		8,259		3,057
Balance as of December, 31				₪ 492,619

[1]	On December 24, 2018 PC has signed a definitive agreement for the sale of its (indirectly) 100% stake (on an "as is" basis) in a circa 15,000 sqm plot in Athens, Greece, for consideration of EUR 1 million (NIS 4.3 million).